                                                   REGISTRATION NOS. 333-176654
                                                                      811-04001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                        POST-EFFECTIVE AMENDMENT NO. 7                      [X]


                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 183                            [X]
                               -----------------


                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-3067
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                          NICHOLAS D. LATRENTA, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on November 2, 2012 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[_] on ________ pursuant to paragraph (a) (1) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. Registrant's Rule 24-f2 Notice for the year ended December 31, 2011 was filed with the Commission on or about March 22, 2012.


================================================================================

This registration statement incorporates by reference the contents of Post-Effective Amendment Nos. 5 and 6 to this registration statement on Form N-4 (File Nos. 333-176654/811-04001), filed on June 1, 2012 and July 30, 2012, respectively, and the prospectus filed August 22, 2012, dated April 30, 2012, as revised and reprinted August 20, 2012, pursuant to Rule 497(c) under the Securities Act of 1933.

This registration statement also incorporates herein by reference the Statement of Additional Information dated April 30, 2012, filed in Post-Effective Amendment No. 4 to this registration statement on Form N-4 (File Nos. 333-176654/811-04001) filed on April 12, 2012.

The purpose of this Amendment is to add a portfolio to be available with the Guaranteed Minimum Income Benefit Max IV and Enhanced Death Benefit Max IV optional benefits in connection with Preference Premier Variable Annuity Contracts issued by Metropolitan Life Insurance Company (offered on and after October 7, 2011).

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
               PREFERENCE PREMIER (R) VARIABLE ANNUITY CONTRACTS
         ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY (OFFERED ON OR
                            AFTER OCTOBER 7, 2011)

                       SUPPLEMENT DATED NOVEMBER 2, 2012
                                      TO
              THE PROSPECTUS DATED APRIL 30, 2012, AS REVISED AND
                           REPRINTED AUGUST 20, 2012

This supplement describes a new Portfolio for Preference Premier variable annuity contracts (offered on and after October 7, 2011) issued by Metropolitan Life Insurance Company ("MetLife", "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If You would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial (R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at (800) 435-4117 to request a free copy.

This supplement provides information in addition to that contained in the prospectus dated April 30, 2012, as revised and reprinted August 20, 2012. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

If You have elected the GMIB Max IV optional benefit, or the GMIB Max IV and EDB Max IV optional benefits, the MetLife Multi-Index Targeted Risk Portfolio (Class B) of Met Investors Fund is expected to be available for allocations of purchase payments and transfers of Account Value on November 12, 2012.

In the "Table 4-Portfolio Fees and Expenses as of December 31, 2011 (unless otherwise noted)" table under "Met Investors Fund," add the following:

                        DISTRIBUTION
                           AND/OR             ACQUIRED   TOTAL    CONTRACTUAL   NET TOTAL
                          SERVICE               FUND    ANNUAL     FEE WAIVER    ANNUAL
             MANAGEMENT   (12B-1)     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
                FEE         FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
             ---------- ------------ -------- -------- --------- -------------- ---------
MetLife
Multi-
Index
Targeted
Risk
Portfolio--
Class B*        0.18%       0.25%      3.70%    0.21%    4.34%        3.53%       0.81%

* The fees and expenses of the Portfolio are estimated for the year ending December 31, 2012.

2. PORTFOLIO EXPENSES

In the "TABLE OF EXPENSES" section, in "Table 3--Portfolio Operating Expenses--Maximum", change the maximum from "1.34%" to "4.34%".

3. YOUR INVESTMENT CHOICES

Add the following to the list of current Portfolios:

PORTFOLIO                              INVESTMENT OBJECTIVE                   INVESTMENT MANAGER/
                                                                              SUB-INVESTMENT MANAGER
MetLife Multi-Index Targeted           Seeks a balance between growth of      MetLife Investment
Risk Portfolio**                       capital and current income, with a     Advisors Company, LLC
                                       greater emphasis on growth of capital.

** This Portfolio is only available to those who have elected the GMIB Max IV or the GMIB Max IV and the EDB Max IV.

4. INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN OPTIONAL BENEFITS- Investment Allocation Restrictions for the GMIB Max IV, the GMIB Max III, the GMIB Max II, the EDB Max IV, the EDB Max III, and the EDB Max II

Replace the first paragraph with the following:.

If You elect the GMIB Max IV, GMIB Max III, EDB Max IV, or EDB Max III optional benefits, or if you elected the GMIB Max II or EDB Max II optional benefits (all six optional benefits are referred to collectively as the "GMIB Max and EDB Max optional benefits") You may also allocate your purchase payments and Account Value among the following investment choices (except as noted below):

    (a) AllicanceBernstein Global Dynamic Allocation

    (b) AQR Global Risk Balanced

    (c) BlackRock Global Tactical Strategies

    (d) Invesco Balanced-Risk Allocation

    (e) JPMorgan Global Active Allocation

    (f) MetLife Balanced Plus

    (g) Schroders Global Multi-Asset

    (h) MetLife Multi-Index Targeted Risk*

* MetLife Multi-Index Targeted Risk is available for investment only if You elect the GMIB Max IV optional benefit or the GMIB Max IV and EDB Max IV optional benefits.

Add the following after the fifth paragraph ("RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER AN OPTIONAL BENEFIT TERMINATES"):

   METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO-RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER OPTIONAL BENEFIT TERMINATES. If You elected the GMIB Max IV optional benefit and it terminates, or You elected both the GMIB Max IV and the EDB Max IV optional benefits and both optional benefits terminate, You may no longer allocate subsequent purchase payments or transfer Account Value to the MetLife Multi-Index Targeted Risk Portfolio. You may leave Account Value in the MetLife Multi-Index Targeted Risk Portfolio, but once You transfer Account Value from the MetLife Multi-Index Targeted Risk Portfolio to another investment choice, You will not be permitted to transfer it back to the MetLife Multi-Index Targeted Risk Portfolio. However, if You elected both the GMIB Max IV and EDB Max IV optional benefits, and only the GMIB Max IV optional benefit has terminated, the investment allocation restrictions described above under "Investment Allocation Restrictions for the GMIB Max IV, the GMIB Max III, the GMIB Max II, the EDB Max IV, the EDB Max III, and the EDB Max II" will continue to apply.

5. EXAMPLES

Delete the "Examples" section and substitute the following:

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, ANNUAL CONTRACT FEES, IF ANY, SEPARATE ACCOUNT CHARGES, AND UNDERLYING PORTFOLIO FEES AND EXPENSES.

EXAMPLES 1 THROUGH 5 ASSUME YOU PURCHASED THE CONTRACT WITH OPTIONAL BENEFITS THAT RESULT IN THE HIGHEST POSSIBLE COMBINATION OF CHARGES. EXAMPLE 1 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE B CLASS; EXAMPLE 2 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE B PLUS CLASS; EXAMPLE 3 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE C CLASS; EXAMPLE 4 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE L CLASS; AND EXAMPLE 5 RELATES TO THE PURCHASE OF THE CONTRACT WITH R CLASS.

EXAMPLES 6 THROUGH 10 ASSUME YOU PURCHASED THE CONTRACT WITH NO OPTIONAL BENEFITS THAT RESULT IN THE LEAST EXPENSIVE COMBINATION OF CHARGES. EXAMPLE 6 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE B CLASS; EXAMPLE 7 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE B PLUS CLASS; EXAMPLE 8 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE C CLASS; EXAMPLE 9 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE L CLASS; AND EXAMPLE 10 RELATES TO THE PURCHASE OF THE CONTRACT WITH THE R CLASS.

Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..  YOU SELECT THE B CLASS;

..  reimbursement and /or waiver of expenses was not in effect;

..  there was no allocation to the Fixed Account or Enhanced Dollar Cost
   Averaging Program;

..  You bear the minimum or maximum fees and expenses of any of the Portfolios
   (see "Table 3- Portfolio Operating Expenses");

..  You paid the Annual Contract Fee;

..  the underlying Portfolios earns a 5% annual return;

.. You select Guaranteed Minimum Income Benefit Max IV and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

.. You select the Enhanced Death Benefit Max IV and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                         1      3     5    10
                                                        Year  Years Years Years
                                                        ----- ----- ----- -----
Maximum................................................ $1602 $3227 $4804 $8721
Minimum................................................ $1221 $2131 $3059 $5674

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                          1     3     5    10
                                                         Year Years Years Years
                                                         ---- ----- ----- -----
 Maximum................................................ $902 $2687 $4444 $8721
 Minimum................................................ $521 $1591 $2699 $5674

Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated, Your actual costs may be higher or lower.

Assumptions:

..  YOU SELECT THE B PLUS CLASS;

..  reimbursement and/or waiver of expenses was not in effect;

..  there was no allocation to the Fixed Account;

..  You bear the minimum or maximum fees and expenses of any of the Portfolios
   (see "table 3 - Portfolio Operating Expenses");

..  You paid the Annual Contract Fee;

..  the underlying portfolio earns a 5% annual return;

.. You select the Guaranteed Minimum Income Benefit Max IV and assume that You elect the Optional Step-Up feature and as a result the charge increase to 1.50%, which is the maximum charge permitted; and

.. You select the Enhance Death Benefit Max IV and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                         1      3     5    10
                                                        Year  Years Years Years
                                                        ----- ----- ----- -----
Maximum................................................ $1861 $3668 $5413 $9560
Minimum................................................ $1457 $2512 $3583 $6412

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                         1      3     5    10
                                                        Year  Years Years Years
                                                        ----- ----- ----- -----
Maximum................................................ $1013 $3000 $4936 $9560
Minimum................................................ $ 609 $1844 $3106 $6412

Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..  YOU SELECT THE C CLASS;

..  reimbursement and/or waiver of expenses was not in effect;

..  You bear the minimum or maximum fees and expenses of any of the portfolios
   (see "Table 3 - Portfolio Operating Expenses");

..  You pay the Annual Contract Fee;

..  the underlying Portfolio earns a 5% annual return;

.. You select the Guaranteed Minimum Income Benefit Max IV and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

.. You select the Enhanced Death Benefit Max IV and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).

                                                          1     3     5    10
                                                         Year Years Years Years
                                                         ---- ----- ----- -----
 Maximum................................................ $942 $2794 $4604 $8948
 Minimum................................................ $561 $1703 $2874 $5960

Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..  YOU SELECT THE L CLASS;

..  Reimbursement and/or waiver of expenses was not in effect;

..  there was no allocation to the Fixed Account or the Enhanced Dollar Cost
   Averaging Program;

..  You bear the minimum or maximum fees and expenses of any of the portfolios
   (see "Table 3 - Portfolio Operating Expenses");

..  You pay the Annual Contract Fee;

..  the underlying Portfolio earns a 5% annual return;

.. You select the Guaranteed Minimum Income Benefit Max IV and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

.. You select the Enhanced Death Benefit Max IV and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                         1      3     5    10
                                                        Year  Years Years Years
                                                        ----- ----- ----- -----
Maximum................................................ $1627 $3204 $4544 $8864
Minimum................................................ $1246 $2111 $2809 $5854

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                                                          1     3     5    10
                                                         Year Years Years Years
                                                         ---- ----- ----- -----
 Maximum................................................ $927 $2754 $4544 $8864
 Minimum................................................ $546 $1661 $2809 $5854

Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:

Assumptions:

..  YOU SELECT THE R CLASS;

..  Reimbursement and/or waiver of expenses was not in effect;

..  there was no allocation to the Fixed Account or the Enhanced Dollar Cost
   Averaging Program;

..  You bear the minimum or maximum fees and expenses of any of the portfolios
   (see "Table 3 - Portfolio Operating Expenses");

..  You paid the Annual Contract Fee;

..  the underlying Portfolio earns a 5% annual return;

.. You select the Guaranteed Minimum Income Benefit Max IV and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

.. You select the Enhanced Death Benefit Max IV and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                         1      3     5    10
                                                        Year  Years Years Years
                                                        ----- ----- ----- -----
Maximum................................................ $1692 $3290 $4854 $8663
Minimum................................................ $1312 $2193 $3105 $5601

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                                                          1     3     5    10
                                                         Year Years Years Years
                                                         ---- ----- ----- -----
 Maximum................................................ $892 $2660 $4404 $8663
 Minimum................................................ $512 $1563 $2655 $5601

Example 6. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:

Assumptions:

..  YOU SELECT THE B CLASS;

..  Reimbursement and/or waiver of expenses was not in effect;

..  there was no allocation to the Fixed Account or the Enhanced Dollar Cost
   Averaging Program;

..  You bear the minimum or maximum fees and expenses of any of the portfolios
   (see "Table 3 - Portfolio Operating Expenses");

..  You pay the Annual Contract Fee; and

..  the underlying Portfolio earns a 5% annual return;

You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                         1      3     5    10
                                                        Year  Years Years Years
                                                        ----- ----- ----- -----
Maximum................................................ $1287 $2287 $3248 $5654
Minimum................................................ $ 906 $1155 $1377 $1995

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                                                          1     3     5    10
                                                         Year Years Years Years
                                                         ---- ----- ----- -----
 Maximum................................................ $587 $1747 $2888 $5654
 Minimum................................................ $206 $ 615 $1017 $1995

Example 7. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.

Assumptions:

..  YOU SELECT THE B PLUS CLASS;

..  reimbursement and/or waiver of expenses was not in effect;

..  there was no allocation to the Fixed Account;

..  You bear the minimum or maximum fees and expenses of any of the portfolios
   (see "Table 3 - Portfolio Operating Expenses");

..  You pay the Annual Contract Fee; and

..  the underlying Portfolio earns a 5% annual return;

You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                         1      3     5    10
                                                        Year  Years Years Years
                                                        ----- ----- ----- -----
Maximum................................................ $1527 $2677 $3781 $6387
Minimum................................................ $1123 $1483 $1819 $2600

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                                                          1     3     5    10
                                                         Year Years Years Years
                                                         ---- ----- ----- -----
 Maximum................................................ $679 $2010 $3304 $6387
 Minimum................................................ $275 $ 815 $1342 $2600

Example 8. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..  YOU SELECT THE C CLASS;

..  reimbursement and/or waiver of expenses was not in effect;

..  there was no allocation to the Fixed Account;

..  You bear the minimum or maximum fees and expenses of any of the portfolios
   (see "Table 3 - Portfolio Operating Expenses");

..  You pay the Annual Contract Fee; and

..  the underlying Portfolio earns a 5% annual return;

You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).

                                                          1     3     5    10
                                                         Year Years Years Years
                                                         ---- ----- ----- -----
 Maximum................................................ $627 $1859 $3060 $5935
 Minimum................................................ $246 $ 731 $1204 $2341

Example 9. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..  YOU SELECT THE L CLASS;

..  reimbursement and/or waiver of expenses was not in effect;

..  there was no allocation to the Fixed Account or the Enhanced Dollar Cost
   Averaging Program;

..  You bear the minimum or maximum fees and expenses of any of the portfolios
   (see "Table 3 - Portfolio Operating Expenses");

..  You pay the Annual Contract Fee; and

..  the underlying Portfolio earns a 5% annual return;

You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                         1      3     5    10
                                                        Year  Years Years Years
                                                        ----- ----- ----- -----
Maximum................................................ $1312 $2267 $2996 $5831
Minimum................................................ $ 931 $1137 $1134 $2213

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                                                          1     3     5    10
                                                         Year Years Years Years
                                                         ---- ----- ----- -----
 Maximum................................................ $612 $1817 $2996 $5831
 Minimum................................................ $231 $ 687 $1134 $2213

Example 10. This example shows the dollar amount of expenses that You bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

Assumptions:

..  YOU SELECT THE R CLASS;

..  reimbursement and/or waiver of expenses was not in effect;

..  there was no allocation to the Fixed Account or the Enhanced Dollar Cost
   Averaging Program;

..  You bear the minimum or maximum fees and expenses of any of the portfolios
   (see "Table 3 - Portfolio Operating Expenses");

..  You pay the Annual Contract Fee; and

..  the underlying Portfolio earns a 5% annual return

You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                         1      3     5    10
                                                        Year  Years Years Years
                                                        ----- ----- ----- -----
Maximum................................................ $1377 $2349 $3294 $5582
Minimum................................................ $ 997 $1216 $1419 $1907

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                                                          1     3     5    10
                                                         Year Years Years Years
                                                         ---- ----- ----- -----
 Maximum................................................ $577 $1719 $2844 $5582
 Minimum................................................ $197 $ 586 $ 969 $1907

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MetLife
P.O. Box 10342
Des Moines, IA 50306-0342
(If purchased through a MetLife sales representative)
Telephone: (800) 638-7732

MetLife
P.O. Box 14594
Des Moines, IA 50306-0342
(If purchased through a NEF sales representative)
Telephone: (800) 435-4117

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (a) The financial statements and financial highlights comprising each of the individual Investment Divisions of the Separate Account and the report of the Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information in Part B of Post-Effective Amendment No. 4/Amendment No. 170 to Registration
         Nos. 333-176654/811-04001. The financial statements of the Separate Account include:


            (1) Statements of Assets and Liabilities as of December 31, 2011.
            (2) Statements of Operations for the year ended December 31, 2011.
            (3) Statements of Changes in Net Assets for the years ended
                December 31, 2011 and 2010.
            (4) Notes to the Financial Statements.


     (b) The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries and Independent Auditors' Report, are included in the Statement of Additional Information in Part B of Post-Effective Amendment No. 4/Amendment No. 170 to Registration
         Nos. 333-176654/811-04001. The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries include:


            (1) Consolidated Balance Sheets as of December 31, 2011 and 2010.
            (2) Consolidated Statements of Operations for the years ended
                December 31, 2011, 2010 and 2009.
            (3) Consolidated Statements of Equity for the years ended
                December 31, 2011, 2010 and 2009.
            (4) Consolidated Statements of Cash Flows for the years ended
                December 31, 2011, 2010 and 2009.
            (5) Notes to the Consolidated Financial Statements.

     (B) EXHIBITS

     (1)       -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.
     (3)(a)    -- Principal Underwriting Agreement with MetLife Investors
                  Distribution Company. (15)

        (b) -- Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC). (5)

          (i) Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement).(17)

        (c)    -- Participation Agreement--New England Zenith Fund. (3)
        (d)    -- Participation Agreement--American Funds Insurance Series. (2)

        (d)(i) -- Participation Agreement--American Funds Insurance Series - Summary (20)

        (e)    -- Participation Agreement--Met Investors Series Trust. (4)
          (i)  -- First Amendment to the Participation Agreement (16)

          (ii) -- Second Amendment to the Participation Agreement (16)

          (iii)-- Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (26)

        (f)    -- Participation Agreement--Metropolitan Series Fund. (6)

          (i) -- Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors
                  Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (26)

     (4)       -- Form of Deferred Annuity Contract. (2)

        (a) -- ROTH Individual Retirement Annuity ("Roth IRA") Endorsement-- Form ML-446.2 (9/02). (8)

        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (8)

        (c) -- Individual Retirement Annuity Endorsement. Form ML-408.2 (9/02). (9)

        (d)    -- Tax Sheltered Annuity Endorsement. Form ML-398-3 (12/08). (23)

        (e) -- Qualified Distribution Program Endorsement-Form ML-RMD (7/10) (GMIB and EDB) (21)

        (f) -- Qualified Distribution Program Endorsement-Form ML-RMD-NY (7/10) (GMIB and EDB) (21)

        (g)    -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05). (9)

        (h)    -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (10)

        (i) -- Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I. (11)

        (j)    -- Guaranteed Minimum Income Benefit Rider -- Living Benefit

                  (i) Form ML-560-4 (4/08) (GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III). (14)

                        (A) Contract Schedule -- Form ML-EGMIB (4/08) (GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III). (21)

                                    Base Policy Contract Schedule

                                     (i)    Form PPS-6 (9/10) (GMIB Max IV,
                                            GMIB Max III and GMIB Max II). (21)

                                     (ii)   Form PPS-5 (6/06) (GMIB Plus IV and
                                            GMIB Plus III). (25)

        (k)    -- Guaranteed Minimum Income Benefit Rider -- Living Benefit (NY)

                  (i)    Form ML-560-13-NY (6/12) (GMIB Max IV). (27)
                  (ii)   Form ML-560-12-NY (12/11) (GMIB Max III). (25)
                  (iii)  Form ML-560-11-NY (9/11) (GMIB Max II). (25)
                  (iv)   Form ML-560-10-NY (9/11) (GMIB Plus IV). (25)
                  (v)    Form ML-560-8-NY (11/10) (GMIB Plus III). (25)

                        (A) Contract Schedule - Form ML-EGMIB-NY (6/12) (GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III). (27)

                                  Base Policy Contract Schedule


                                   (i)    Form B Class - PPS-5-NY (9/10)-B
                                          (GMIB Max IV, GMIB Max III and
                                          GMIB Max II). (25)
                                   (ii)   Form B Plus Class - PPS-5-NY (9/10)
                                          (GMIB Max IV, GMIB Max III and
                                          GMIB Max II). (25)
                                   (iii)  Form L Class - PPS-5-NY (9/10)-L
                                          (GMIB Max IV, GMIB Max III and
                                          GMIB Max II). (25)
                                   (iv)   Form C Class - PPS-5-NY (9/10)-C
                                          (GMIB Max IV, GMIB Max III and
                                          GMIB Max II). (25)
                                   (v)    Form R Class - PPS-5-NY (9/10)-R
                                          (GMIB Max IV, GMIB Max III and
                                          GMIB Max II). (25)


                                   (vi)   Form B Class - PPS-33-4 (9/08)-B
                                          (GMIB Plus IV and GMIB Plus III). (25)
                                   (vii)  Form B Plus - PPS-33-4 (9/08) (GMIB
                                          Plus IV and GMIB Plus III). (25)
                                   (viii) Form L Class - PPS-33-4 (9/08)-L
                                          (GMIB Plus IV and GMIB Plus
                                          III). (25)
                                   (ix)   Form C Class - PPS-33-4 (9/08)-C
                                          (GMIB Plus IV and GMIB Plus
                                          III). (25)
                                   (x)    Form R Class - PPS-33-4 (9/08)-R
                                          (GMIB Plus IV and GMIB Plus
                                          III). (25)

        (l) -- Guaranteed Minimum Death Benefit ("GMDB") Rider -- (Enhanced Death Benefit ("EDB"))

                  (i) Form ML-640-1 (4/08) (EDB Max IV, EDB Max III, EDB Max II, EDB III and EDB II). (14)

                       (A) Contract Schedule -- Form ML-EDB (4/08) (EDB Max IV, EDB Max III, EDB Max II, EDB III and EDB II). (21)

                                  Base Policy Contract Schedule

                                   (i)   Form PPS-6 (9/10) (EDB Max IV, EDB
                                         Max III and EDB Max II). (21)

                                   (ii)  Form PPS-5 (6/06) (EDB III and
                                         EDB II). (25)


     (5)(a)    -- Form of Variable Annuity Application MPP-APP (11/12)
                  MPP-REG200 (11/12) Fs (28)

        (b) -- Form of Variable Annuity Application MPP-APP-NY (11/12) MPP-NY (11/12) Fs (28)


     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(4)

        (b)    -- Amended and Restated By-Laws of Metropolitan Life.(7)

     (7)       -- Automatic Reinsurance Agreement between Metropolitan Life
                  Insurance Company and Exeter Reassurance Company, LTD. effective December 1, 2004 (Agreement No. 17258) (22)

                  i.    Amendment No. 1 as of May 1, 2005 (22)
                  ii.   Amendment No. 2 as of November 1, 2005 (22)
                  iii.  Amendment No. 3 as of June 12, 2006 (23)
                  iv.   Amendment No. 4 as of February 26, 2007 (22)
                  v.    Amendment No. 5 as of June 30, 2007 (22)
                  vi.   Amendment No. 6 as of July 16, 2007 (22)
                  vii.  Amendment No. 7, as of April 28, 2008 (25)
                  viii. Amendment No. 8, as of July 1, 2008 (25)
                  ix.   Amendment No. 9 as of July 14, 2008 (25)
                  x. Amendment No. 10 dated October 10, 2008, as of November 10, 2008 (26)
                  xi.   Amendment no. 11 as of February 20, 2009 (25)
                  xii.  Amendment No. 12 as of May 4, 2009 (25)
                  xiii. Amendment No. 13 as of July 10, 2009 (25)
                  xiv.  Amendment No. 14 as of July 19, 2010 (25)
                  xv.   Amendment No. 15 as of December 31, 2010 (25)
                  xvi.  Amendment No. 16 as of April 29, 2011 (25)
                  xvii. Amendment No. 17 as of October 10, 2011 (25)

     (8)       -- Not applicable.

     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(23)


    (10)       -- Consent of Independent Registered Public Accounting Firm.(28)


    (11)       -- Not applicable.

    (12)       -- Not applicable.

    (13)       -- Powers of Attorney.(19)(24)(25)(28)


------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-04001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.


3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.


4. Filed with Registration Statement No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

5. Filed with Post-Effective Amendment No. 13 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 25, 2006. As incorporated herein by reference.


6. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.


7. Filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008. As incorporated herein by reference.


8. Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2003. As incorporated herein by reference.


9. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.


10. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on May 18, 2004. As incorporated herein by reference.


11. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on July 29, 2005. As incorporated herein by reference.


12. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 5, 2006. As incorporated herein by reference.


13. Filed with Post-Effective Amendment No. 18 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 31, 2008. As incorporated herein by reference.


14. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on January 17, 2008. As incorporated herein by reference.


15. Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.

16. Filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 15, 2009. As incorporated herein by reference.

17. Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.

18. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.

19. Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on September 21, 2011. Powers of Attorney for Peter M. Carlson, Sylvia Mathews Burwell, Cheryl W. Grise,
    R. Glenn Hubbard, John M. Keane, Alfred F. Kelly, Jr., James M. Kilts, Catherine R. Kinney, Hugh B. Price, Kenton J. Sicchitano and Lulu C. Wang.

20. Filed with Post-Effective Amendment No. 15 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.

21. Filed with Post-Effective Amendment No. 5 to Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.

22. Filed with Post-Effective Amendment No. 18 to Registration Statement File No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 31, 2008. As incorporated herein by reference.

23. Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on Sept 2, 2011.

24. Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on November 21, 2011. Power of Attorney for Eric T. Steigerwalt.


25. Filed with Registration No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. Powers of Attorney for Steven A. Kandarian.


26. Filed with Post-Effective Amendment No. 16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.


27. Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on June 1, 2012.

28. Filed herewith. Power of Attorney for John C.R. Hele.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR

NAME, PRINCIPAL OCCUPATION AND BUSINESS ADDRESS   POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------------------   -----------------------------------

Steven A. Kandarian                               Director, Chairman, President
MetLife, Inc. and Metropolitan Life Insurance     and Chief Executive Officer
Company
President and Chief Executive Officer
1095 Avenue of the Americas
New York, NY 10036


Sylvia Mathews Burwell                            Director
President, Wal-Mart Foundation
Corporate Affairs
702 Southwest 8th Street
Pole D-48
Bentonville, AR 72716


Cheryl W. Grise                                   Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166


R. Glenn Hubbard                                  Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall-Rm 101
3022 Broadway
New York, NY 10027-6902


John M. Keane                                     Director
Senior Managing Director
Keane Advisors, LLC
2020 Street N.W.
Suite 300
Washington, D.C. 10580


Alfred F. Kelly, Jr.                              Director
CEO of the NY/NJ 2014 Super Bowl Host Committee
MetLife Stadium
One MetLife Stadium Drive
East Rutherford, NJ 07073


James M. Kilts                                    Director
Partner
Centerview Partners
Management, LLC
16 School Street
Rye, N.Y. 10580


Catherine R. Kinney                               Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166


Hugh B. Price                                     Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

David Satcher                                     Director
Director of Satcher Health Leadership
Institute and Center of Excellence on
Health Disparities
Morehouse School of Medicine
720 Westview Drive, S.W. Suite 238
Atlanta, GA 30310-1495


Kenton J. Sicchitano                              Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166


Lulu C. Wang                                      Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue
19th Floor
New York, New York 10173



     Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166




NAME                       POSITION WITH METLIFE
-------------------------  -----------------------------------------------------
Steven A. Kandarian        Director, Chairman, President and Chief Executive
                           Officer

Michel A. Khalaf           President, Europe/Middle East/Africa Division

John C.R. Hele             Executive Vice President and Chief Financial Officer

William J. Wheeler         President, The Americas

Peter M. Carlson           Executive Vice President and Chief Accounting Officer

Steven J. Goulart          Executive Vice President and Chief Investment Officer

Nicholas D. Latrenta       Executive Vice President and General Counsel

Frans Hijkoop              Executive Vice President and Chief Human Resources
                           Officer

Beth M. Hirschhorn         Executive Vice President of Global Brand, Marketing
                           and Communications

Maria R. Morris            Executive Vice President, Global Employee Benefits

Martin J. Lippert          Executive Vice President, Global Technology and
                           Operations

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF JUNE 30, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification LLC (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and 0.0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

            b) ALICO Costa Rica S.A. (Costa Rica) - 99.983% of ALICO Costa Rica S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.017% is owned by Inversiones Interamericana S.A.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

      46.   The Worthington Series Trust

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a) Nagasaki Operation Yugen Kaisha (Japan)

               b) Communication One Kabushiki Kaisha (Japan)

               c) Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Europe Limited (Ireland)

               a) MetLife Pension Trustees Limited (United Kingdom)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    A.I.G. Limited (Nigeria)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8.    American Life Hayat Sigorta A.S. (Turkey)

            a) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties

      9.    ALICO Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

      11.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      12. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      14.   ALICO Life International Limited (Ireland)

      15.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      16. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      17. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      18.   International Investment Holding Company Limited (Russia)

      19.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      20.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      21.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      22.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      23.   ALICO Management Services Limited (United Kingdom)

      24.   ZEUS Administration Services Limited (United Kingdom)

      25.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      26. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, 0.0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      27.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      28.   International Technical and Advisory Services Limited (USA-Delaware)

      29.   International Services Incorporated (USA-Delaware)

      30.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      31. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      32. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.010003% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      34. Inversiones Interamericana S.A. (Chile) 99.9999928% of Inversiones Interamericana S.A. is owned by ALICO and 0.0000072% by International
            Technical & Advisory Services.

            a) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legalgroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      35. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and 0.000002% is owned by International Technical and Advisory Services Limited.

      36.   ALICO Services, Inc. (Panama)

      37. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.9999997% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), 0.0000003% is owned by American Life Insurance Company.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      38.   MetLife Seguros de Vida, S.A. (Uruguay)

      39. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      40.   Global Properties, Inc. (USA-Delaware)

      41.   Alpha Properties, Inc. (USA-Delaware)

      42.   Beta Properties, Inc. (USA-Delaware)

      43.   Delta Properties Japan, Inc. (USA-Delaware)

      44.   Epsilon Properties Japan, Inc. (USA-Delaware)

      45.   Iris Properties, Inc. (USA-Delaware)

      46.   Kappa Properties Japan, Inc. (USA-Delaware)

      47.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of August 31, 2012, there were 783,710 owners of qualified contracts and 195,821 owners of non-qualified contracts offered by the Registrant (Metropolitan Life Insurance Company Separate Account E).


ITEM 28. INDEMNIFICATION

        UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

        MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc. are also covered under the Financial Institutions Bond as well as under the directors' and officers' liability policy. A provision in Metropolitans by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

   Met Investors Series Trust
   Metropolitan Series Fund, Inc.
   Metropolitan Life Separate Account E
   Metropolitan Life Separate Account UL
   Metropolitan Tower Separate Account One
   Metropolitan Tower Separate Account Two
   MetLife Investors USA Separate Account A
   MetLife Investors USA Variable Life Account A
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Life Account One
   First MetLife Investors Variable Annuity Account One
   General American Separate Account Eleven
   General American Separate Account Twenty-Eight
   General American Separate Account Twenty-Nine
   General American Separate Account Two
   Security Equity Separate Account 26
   Security Equity Separate Account 27
   MetLife of CT Separate Account Eleven for Variable Annuities
   MetLife of CT Separate Account QPN for Variable Annuities
   MetLife of CT Fund UL for Variable Life Insurance
   MetLife of CT Fund UL III for Variable Life Insurance
   Metropolitan Life Variable Annuity Separate Account I
   Metropolitan Life Variable Annuity Separate Account II
   Paragon Separate Account A
   Paragon Separate Account B
   Paragon Separate Account C
   Paragon Separate Account D

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL
BUSINESS ADDRESS               POSITIONS AND OFFICES WITH UNDERWRITER
----------------------------   -------------------------------------------------
John C. Brett                  Director
300 Davidson Drive
Somerset, NJ 08873

Mark E. Rosenthal              President
5 Park Plaza
Suite 1900 EBS
Irvine, CA 92614

Elizabeth M. Forget            Director and Executive Vice President
1095 Avenues of the Americas
New York, NY 10036

Paul A. LaPiana                Director and Executive Vice President, National
5 Park Plaza                   Sales Manager-Life
Suite 1900
Irvine, CA 92614

Andrew G. Aiello               Senior Vice President, Channel Head-National
5 Park Plaza                   Accounts
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker              Senior Vice President, Channel Head-Independent
18210 Crane Nest               Accounts
Tampa, FL 33647

Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036

Curtis Wohlers                 Senior Vice President, National Sales Manager,
1300 Hall Boulevard            Independent Planners and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                 Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez               Vice President, Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647

Debora L. Buffington           Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Rashid Ismail                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cathy A. Sturdivant            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros               Vice President
200Park Avenue
40th Floor
New York, NY 10166

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                  (2)
                   (1)                      NET UNDERWRITING         (3)             (4)            (5)
            NAME OF PRINCIPAL                DISCOUNTS AND     COMPENSATION ON    BROKERAGE        OTHER
               UNDERWRITER                    COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
-----------------------------------------   ----------------   ---------------   -----------   ------------
MetLife Investors Distribution Company        $222,177,300           $0              $0             $0


Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
200 Park Avenue
New York, N.Y. 10166

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contract.

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act rule 485(b) for effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 4th day of October, 2012.


                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)


                                             /s/ Paul G. Cellupica
                              By: ______________________________________________
                                              Paul G. Cellupica

                                               Chief Counsel
                                               The Americas


                              Metropolitan Life Insurance Company
                              (Depositor)


                                              /s/ Paul G. Cellupica
                              By: ______________________________________________
                                                Paul G. Cellupica

                                                  Chief Counsel
                                                  The Americas

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



              Signature                          Title                    Date
              ---------                          -----                    ----

                 * Director, Chairman, President and Chief ______________________________________ Executive Officer
          Steven A. Kandarian

                 * Executive Vice President and ______________________________________ Chief Financial Officer
            John C.R. Hele


                 *                     Executive Vice President,
______________________________________ and Chief Accounting Officer
            Peter M. Carlson

                 *                     Director
______________________________________
          Sylvia Mathews Burwell

                 *                     Director
_______________________________________
          Cheryl W. Grise


                 *                     Director
______________________________________
          R. Glenn Hubbard

                 *                     Director
______________________________________
             John M. Keane

                 *                     Director
______________________________________
          Alfred F. Kelly, Jr.

                 *                     Director
______________________________________
            James M. Kilts

                 *                     Director
______________________________________
         Catherine R. Kinney

                 *                     Director
______________________________________
           Hugh B. Price

                                       Director
______________________________________
           David Satcher

                 *                     Director
______________________________________
        Kenton J. Sicchitano

                 *                     Director
______________________________________
       Lulu C. Wang


*By:  /s/ Myra L. Saul
      _________________________________
          Myra L. Saul
           Attorney-in-Fact



                                        October 4, 2012